Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Operating Leased Assets [Line Items]
2024	₨ 15,081.4	$ 183.5
2025	14,631.0	178.0
2026	14,527.2	176.8
2027	14,041.9	170.8
2028	13,236.8	161.1
Thereafter	71,890.1	874.7
Total lease payments	143,408.4	1,744.9
Less: imputed interest	45,749.5	556.6
Total operating lease liabilities	₨ 97,658.9	$ 1,188.2	₨ 78,138.0
Weighted average remaining lease term (in years)	9 years 10 months 24 days	9 years 10 months 24 days
Weighted average discount rate	7.10%	7.10%